Award Timing Disclosure	12 Months Ended
Jun. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Granting of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, and do not time the public release of such information based on award grant dates. During the fiscal year 2026, we have not made awards to any named executive officer during the period beginning four business days before and ending one business day after the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method [Text Block]	We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, and do not time the public release of such information based on award grant dates.
Award Timing MNPI Considered [Flag]	true
Award Timing, How MNPI Considered [Text Block]	we have not made awards to any named executive officer during the period beginning four business days before and ending one business day after the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value [Flag]	false